Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Expense By Nature [Abstract]
Schedule of Operating Expenses by Nature

	Year ended December 31,
in USD ‘000	2018	2017	2016
External research and development costs	49,480	43,268	16,811
Staff costs (note 14)	19,537	17,999	7,436
Professional fees	3,871	2,862	4,016
Rents	827	592	427
Travel expenses	1,044	1,073	541
Patent registration costs	1,002	426	512
Depreciation	109	70	46
Other	1,299	1,190	374
Total operating expenses by nature	77,169	67,480	30,163

Summary of Depreciation Expense

The depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2018	2017	2016
Research and development expenses	63	44	35
General and administrative expenses	46	26	11
Total depreciation	109	70	46